History And Reorganization of The Group - Summary of Direct and Indirect Interests In The Principal Subsidiaries And Our Principal Consolidated Affiliated Entities (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Direct Control [member] | Gem Blazing Limited [member]
Disclosure of subsidiaries [line items]
Company Name	Gem Blazing Limited	Gem Blazing Limited
Country / Place of Incorporation	Cayman	Cayman
Date Of Incorporation	May 28, 2015	May 28, 2015
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Wincon Hong Kong Investment Company Limited [member]
Disclosure of subsidiaries [line items]
Company Name	Wincon Hong Kong Investment Company Limited	Wincon Hong Kong Investment Company Limited
Country / Place of Incorporation	Hong Kong	Hong Kong
Date Of Incorporation	Dec. 29, 2014	Dec. 29, 2014
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Weikun (Shanghai) Technology Service Co., Ltd. ("Weikun Technology")
Disclosure of subsidiaries [line items]
Company Name	Weikun (Shanghai) Technology Service Co., Ltd. (“Weikun Technology”)	Weikun (Shanghai) Technology Service Co., Ltd. (“Weikun Technology”)
Country / Place of Incorporation	Shanghai	Shanghai
Date Of Incorporation	Feb. 28, 2015	Feb. 28, 2015
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Jinjiong (Shenzhen) Technology Service Company Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Jinjiong (Shenzhen) Technology Service Company Ltd.	Jinjiong (Shenzhen) Technology Service Company Ltd.
Country / Place of Incorporation	Shenzhen	Shenzhen
Date Of Incorporation	Oct. 16, 2017	Oct. 16, 2017
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Lufax Holding (Shenzhen) Technology Service Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Lufax Holding (Shenzhen) Technology Service Co., Ltd.	Lufax Holding (Shenzhen) Technology Service Co., Ltd.
Country / Place of Incorporation	Shenzhen	Shenzhen
Date Of Incorporation	Sep. 25, 2018	Sep. 25, 2018
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Gem Alliance Limited [member]
Disclosure of subsidiaries [line items]
Company Name	Gem Alliance Limited	Gem Alliance Limited
Country / Place of Incorporation	Cayman	Cayman
Date Of Incorporation	May 26, 2015	May 26, 2015
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Harmonious Splendor Limited [member]
Disclosure of subsidiaries [line items]
Company Name	Harmonious Splendor Limited	Harmonious Splendor Limited
Country / Place of Incorporation	Hong Kong	Hong Kong
Date Of Incorporation	Jun. 01, 2015	Jun. 01, 2015
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Ping An Puhui Financing Guarantee Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Ping An Puhui Financing Guarantee Co., Ltd.	Ping An Puhui Financing Guarantee Co., Ltd (“Puhui Guarantee”)
Country / Place of Incorporation	Nanjing	Nanjing
Date Of Incorporation	Dec. 25, 2007	Dec. 25, 2007
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Ping An Puhui Enterprises Management Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Ping An Puhui Enterprises Management Co., Ltd.	Ping An Puhui Enterprises Management Co., Ltd.
Country / Place of Incorporation	Shenzhen	Shenzhen
Date Of Incorporation	Jul. 07, 2015	Jul. 07, 2015
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Chongqing Jinan Microloan Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Company Name	Chongqing Jinan Microloan Co., Ltd.
Country / Place of Incorporation	Chongqing
Date Of Incorporation	Dec. 25, 2014
Attributable equity interest to the Group	100.00%
Direct Control [member] | Ping An Puhui Investment & Consulting Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Ping An Puhui Investment & Consulting Co., Ltd.	Ping An Puhui Investment & Consulting Co., Ltd.
Country / Place of Incorporation	Shenzhen	Shenzhen
Date Of Incorporation	Sep. 05, 2005	Sep. 05, 2005
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Shenzhen Ping An Puhui Microloan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name		Shenzhen Ping An Puhui Microloan Co., Ltd.
Country / Place of Incorporation		Shenzhen
Date Of Incorporation		Sep. 19, 2010
Attributable equity interest to the Group		100.00%
Direct Control [member] | Ping An Puhui Information Services Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Ping An Puhui Information Services Co., Ltd.	Ping An Puhui Information Services Co., Ltd.
Country / Place of Incorporation	Harbin	Harbin
Date Of Incorporation	Jul. 18, 2016	Jul. 18, 2016
Attributable equity interest to the Group	100.00%	100.00%
Direct Control [member] | Ping An Consumer Finance Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Ping An Consumer Finance Co., Ltd.	Ping An Consumer Finance Co., Ltd.
Country / Place of Incorporation	Shanghai	Shanghai
Date Of Incorporation	Apr. 09, 2020	Apr. 09, 2020
Attributable equity interest to the Group	70.00%	70.00%
Controlled Through Contractual Arrangements [member] | Shanghai Xiongguo Enterprise Management Co., Ltd. ("Xiongguo") [member]
Disclosure of subsidiaries [line items]
Company Name	Shanghai Xiongguo Enterprise Management Co., Ltd. (“Xiongguo”)	Shanghai Xiongguo Enterprise Management Co., Ltd. (“Xiongguo”)
Country / Place of Incorporation	Shanghai	Shanghai
Date Of Incorporation	Dec. 10, 2014	Dec. 10, 2014
Attributable equity interest to the Group	100.00%	100.00%
Controlled Through Contractual Arrangements [member] | Shanghai Lufax Information Technology Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Shanghai Lufax Information Technology Co., Ltd.	Shanghai Lufax Information Technology Co., Ltd.
Country / Place of Incorporation	Shanghai	Shanghai
Date Of Incorporation	Sep. 29, 2011	Sep. 29, 2011
Attributable equity interest to the Group	100.00%	100.00%
Controlled Through Contractual Arrangements [member] | Shenzhen Lufax Holding Enterprise Management Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name	Shenzhen Lufax Holding Enterprise Management Co., Ltd.	Shenzhen Lufax Holding Enterprise Management Co., Ltd.
Country / Place of Incorporation	Shenzhen	Shenzhen
Date Of Incorporation	May 23, 2018	May 23, 2018
Attributable equity interest to the Group	100.00%	100.00%